Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total		Previously Reported [Member]	Retroactive Application of Recapitalization [Member]	PIPE Financing [Member]	Series B Preferred Stock [Member] Previously Reported [Member]	Series B Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Series A-1 Preferred Stock [Member] Previously Reported [Member]	Series A-1 Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Series A-2 Preferred Stock [Member] Previously Reported [Member]	Series A-2 Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Convertible Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Common Stock [Member]	Common Stock [Member] Retroactive Application of Recapitalization [Member]	Common Stock [Member] PIPE Financing [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] Previously Reported [Member]	Additional Paid In Capital [Member] Retroactive Application of Recapitalization [Member]	Additional Paid In Capital [Member] PIPE Financing [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning Balance at Dec. 31, 2020							$ 5,270	$ (5,270)	$ 19,451	$ (19,451)	$ 48,628	$ (48,628)	$ 73,349	$ (73,349)
Beginning Balances (in shares) at Dec. 31, 2020	[1]						426,977	(426,977)	1,576,154	(1,576,154)	784,511	(784,511)
Beginning Balance at Dec. 31, 2020		$ 1,766		$ (71,583)	$ 73,349										$ 1	$ 1		$ 73,481	$ 133	$ 73,348		$ (71,716)	$ (71,716)
Beginning Balances (in shares) at Dec. 31, 2020	[1]														7,238,767	7,238,767
Stock-based compensation		14																14
Net loss		(4,596)																				(4,596)
Ending Balance at Dec. 31, 2021		(2,816)	[1]												$ 1			73,495				(76,312)
Ending Balances (in shares) at Dec. 31, 2021	[1]														7,238,767
Conversion of Convertible Notes to Class A common shares, Shares	[1]														598,861
Conversion of Convertible Notes to Class A common shares		5,989																5,989
PIPE financing, Shares	[1]																700,000
PIPE financing						$ 7,000															$ 7,000
Stock-based compensation		1,311																1,311
Net loss		(23,013)																				(23,013)
Ending Balance at Dec. 31, 2022		$ (8,235)	[1]												$ 1			$ 91,089				$ (99,325)
Ending Balances (in shares) at Dec. 31, 2022	[1]														12,699,668

[1]	Retroactively restated to give effect to the reverse recapitalization